UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:		6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	February 24, 2000

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ITALIAN PASTA CL A    COM              027070101     1338    43500 SH       SOLE                    43000               500
APPLIED PWR INC CL A           COM              038225108      551    15000 SH       SOLE                    15000
AT&T                           COM              001957109     5811   114500 SH       SOLE                   110000              4500
ATLANTIC RICHFIELD CO COM      COM              048825103      415     4800 SH       SOLE                                       4800
BANC ONE CORP COM              COM              059438101      648    20200 SH       SOLE                     5000             15200
C-CUBE MICROSYSTEMS            COM              125015107    18986   305000 SH       SOLE                   300000              5000
CAPSTEAD MRTG CORP             COM              14067E100      485   115850 SH       SOLE                   100000             15850
CARDINAL HEALTH INC COM        COM              14149Y108     1613    33700 SH       SOLE                                      33700
CHART INDUSTRIES               COM              16115Q100     2426   606524 SH       SOLE                   600000              6524
CHARTER ONE FINL INC COM       COM              160903100     5672   296585 SH       SOLE                   202500             94085
CHECKFREE HOLDINGS CORP        COM              162816102    56869   544200 SH       SOLE                   500000             44200
CHECKPOINT SYS INC             COM              162825103    12311  1208375 SH       SOLE                  1161400             46975
CONSECO                        COM              208464107    37678  2107862 SH       SOLE                  1900000            207862
CONSOL STORES CORP             COM              210149100      887    54600 SH       SOLE                                      54600
CROWN CORK & SEAL CO           COM              228255105     3587   160300 SH       SOLE                   150000             10300
DUFF & PHELPS SELECT UTIL      COM              264324104      124    15000 SH       SOLE                                      15000
EQUIFAX INC COM                COM              294429105      694    29450 SH       SOLE                                      29450
EVERCEL                        COM              299759100     2575   100000 SH       SOLE                   100000
EXABYTE CORP                   COM              300615101      187    25000 SH       SOLE                                      25000
FUELCELL ENERGY, INC           COM              29271E100     2444    97500 SH       SOLE                    97500
GREAT ATL & PAC CO             COM              390064103    14487   519700 SH       SOLE                   450000             69700
GREAT LAKES CHEMICAL           COM              390568103      458    12000 SH       SOLE                                      12000
HORIZON PHARMACY               COM              439902107     1339   510000 SH       SOLE                   485000             25000
HOUSTON EXPL CO COM            COM              442120101      495    25000 SH       SOLE                    25000
HYPERION TELECOMN INC CL A     COM              44914K306     2074    43200 SH       SOLE                                      43200
IMAX CORP                      COM              45245E109     6762   247000 SH       SOLE                   220000             27000
K MART CORP                    COM              482584109     9681   962000 SH       SOLE                   900000             62000
MCI WORLDCOM INC               COM              55268b106     1975    37214 SH       SOLE                                      37214
MERCURY GENERAL CORP           COM              589400100     8562   384800 SH       SOLE                   300000             84800
MIDAS GROUP INC COM            COM              595626102      754    34450 SH       SOLE                                      34450
MILESTONE SCIENTIFIC COM       COM              59935P100      692   851500 SH       SOLE                   825000             26500
NATIONAL HEALTH REALTY INC     COM              635905102     2694   326584 SH       SOLE                                     326584
NATIONAL HEALTHCARE CORP       COM              635906100     4022   766084 SH       SOLE                                     766084
NETBANK INC COM                COM              640933107      756    40850 SH       SOLE                    34000              6850
NOBEL LEARNING COMMUNITIES INC COM              654889104     1258   173500 SH       SOLE                   159000             14500
NORTHLAND CRANBERRIES          COM              666499108     5250   875000 SH       SOLE                   800000             75000
OGDEN CORP                     COM              676346109     3005   251750 SH       SOLE                   234000             17750
RYANS FAMILY STK HSE COM       COM              783519101      127    15000 SH       SOLE                    15000
SLI INC COM                    COM              78442T108     8626   636000 SH       SOLE                   608000             28000
STERLING COMMERCE              COM              859205106      962    28250 SH       SOLE                                      28250
TRUSTMARK CORP COM             COM              898402102      449    20800 SH       SOLE                                      20800
UCAR INTL INC COM              COM              90262K109     2672   150000 SH       SOLE                   150000
UNION PLANTERS CORP            COM              908068109      206     5225 SH       SOLE                                       5225
UNOCAL CORP COM                COM              915289102      393    11700 SH       SOLE                                      11700
USX-MARATHON GROUP             COM              902905827     1481    60000 SH       SOLE                    60000